UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21365

Seligman LaSalle Real Estate Fund Series, Inc.
                  Seligman LaSalle Monthly Dividend Real Estate Fund
(Exact name of Registrant as specified in charter)

     100 Park Avenue
New York, New York 10017
(Address of principal executive offices) (Zip code)

Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 850-1864

Date of fiscal year end:	12/31

Date of reporting period:	9/30/04

FORM N-Q

ITEM 1. SCHEDULE OF INVESTMENTS.

SELIGMAN LASALLE MONTHLY DIVIDEND REAL ESTATE FUND
Schedule of Investments (unaudited)
September 30, 2004

COMMON STOCKS 98.7%
		MARKET
Apartments 15.4%	SHARES	VALUE

American Campus Communities	52,863	$981,137
Archstone-Smith Trust	85,388	2,701,676
BRE Properties	19,900	763,165
Home Properties	85,904	3,398,362
Town & Country	115,942	2,950,724

		10,795,064

Commerical Finance 1.6%
Newcastle Investment	36,570	1,122,699

Diversified 5.6%
Colonial Properities Trust	50,358	2,025,399
Crescent Real Estate Equities	121,778	1,916,786

		3,942,185

Freestanding .8%
Agree Realty	19,366	549,994

Health Care 9.0%
Health Care Property Investors	28,211	733,486
Health Care REIT	51,254	1,804,141
Health Realty Trust	43,775	1,708,976
Nationwide Health Properties	99,778	2,070,394

		6,316,997

Industrial 3.5%
EastGroup Properties	73,598	2,443,454

Lodging/Resorts 5.7%
Equity Inns	154,681	1,528,248
Hospitality Properties Trust	57,489	2,442,708

		3,970,956

Manufactured Homes 3.2%
Sun Communities	57,705	2,261,459

Office 19.1%
Arden Realty	32,231	1,050,086
BioMed Realty Trust	19,382	340,929
CarrAmerica Realty	83,675	2,736,173
Equity Office Properties Trust	141,157	3,846,528
HRPT Properties	119,616	1,314,580
Maguire Properties	56,132	1,364,569
Prentiss Properties	76,374	2,749,464

		13,402,329

Office/Industrial 8.1%
Duke Realty	83,577	2,774,756
Reckson Associates Realty	102,102	2,935,433

		5,710,189

Regional Malls 10.8%
CBL & Associates Properties	22,265	1,357,052
Macerich	32,655	1,740,185
Simon Properties Group	76,210	4,087,142
Taubman Centers	16,949	437,793

		7,622,172

Self Storage 3.3%
Extra Space Storage	112,015	1,428,191
Sovran Self Storage	22,083	865,212

		2,293,403

Shopping Centers 10.2%
Heritage Properties Investment Trust	113,665	3,315,608
Inland Real Estate	25,636	375,567
New Plan Excel Realty Trust	99,660	2,491,500
Regency Centers	21,709	1,009,251

		7,191,926

Specialty 2.3%
Entertainment Properties Trust	43,400	1,640,520

Total Common Stocks		69,263,347

REPURCHASE AGREEMENT 1.6%
State Steet Bank & Trust 1.58%, dated 9/30/2004, maturing 10/1/2004 in the amount of $1,114,049, collateralized by: $1,105,000 US Treasury Notes
4.25%, 11/15/2013, with a fair market value of $1,138,150	1,114,000	1,114,000

Total Investments ** 100.3%		70,377,347

Other Assets Less Liabilities (0.3%)		(193,374)

Net Assets 100.0%		$70,183,973

**	The cost of investments for federal income tax purposes was $67,064,325. The tax basis gross appreciation and depreciation of portfolio securities were $768,843 and $4,211,048, respectively. Net depreciation was $3,442,205.

Security Valuation - Securities traded on an exchange are valued at the last sales price on the primary exchange or market on which they are traded. Securities not listed on an exchange or security market, or securities for which there is no last sales price, are valued at the mean of the most recent bid and asked prices or are valued by J. & W. Seligman & Co. Incorporated, the Fund's investment adviser, based on quotations provided by primary market makers in such securities. Securities for which market quotations are not readily available are valued at fair value determined in accordance with procedures approved by the Board of Directors. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility in the US markets. Short-term holdings that mature in more than 60 days are valued at current market quotations. Short-term holdings maturing in 60 days or less are valued at amortized cost.

ITEM 2. CONTROLS AND PROCEDURES.

a.	The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-Q is recorded, processed, summarized and reported, within the time periods specified in the Commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

b.	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN LASALLE REAL ESTATE FUND SERIES, INC.
     SELIGMAN LASALLE MONTHLY DIVIDEND REAL ESTATE FUND

By:	/s/ BRIAN T. ZINO

Brian T. Zino
President and Chief Executive Officer

Date:	November 24, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By:	/s/ BRIAN T. ZINO

Brian T. Zino
President and Chief Executive Officer

Date:	November 24, 2004

By:	/s/ LAWRENCE P. VOGEL

Lawrence P. Vogel
Vice President, Treasurer and Chief Financial Officer

Date:	November 24, 2004

SELIGMAN LASALLE REAL ESTATE FUND SERIES, INC.
     SELIGMAN LASALLE MONTHLY DIVIDEND REAL ESTATE FUND

EXHIBIT INDEX

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.